Rescission Liabilities	6 Months Ended	12 Months Ended
	Nov. 30, 2013	May 31, 2013
Rescission Liabilities

Note 3 - Rescission Liabilities

The Company’s board of directors (the “Board”) was advised by outside legal counsel that compensation the Company previously paid to an employee and certain other non-employees who were acting as unlicensed, non-exempt broker-dealers soliciting investors on behalf of the Company from April 15, 2008 to February 18, 2011 was a violation of certain state and possibly federal securities laws. As a result, such investors and potentially others have rescission or monetary claims (“Claims”) against the Company, and the Company’s liability for these potential Claims is reflected in the Company’s financial statements. On March 16, 2011, the Company filed a Current Report on Form 8-K disclosing the potential rescission liability (the “Liability Disclosure”). On July 21, 2011, the Company filed a Current Report on Form 8-K disclosing its receipt of a letter of inquiry from the Securities and Exchange Commission and request for voluntary assistance in discovering information related to the Liability Disclosure. By letter dated January 3, 2012, the SEC’s Division of Enforcement notified the Company that the SEC had completed its informal investigation of the Company and had recommended no enforcement action be taken against the Company or its officers, directors and employees.

Rescission rights for individual investors and subscribers vary, based upon the laws of the states in which the investors or subscribers reside. Investments and subscriptions that are subject to rescission are recorded separately in our financial statements from shareholders’ equity in the Company’s balance sheet. As the statutory periods for pursuing such rights expire in the respective states, such amounts for those shares have been reclassified to shareholders’ equity. Investors who have sold their shares of capital stock of the Company do not have rescission rights, but instead have claims for damages, to the extent their shares were sold at a net loss, which is determined by subtracting the purchase price plus statutory interest and costs, if any, from the sale price.

The Company estimates an amount that is a probable indicator of the rescission liability and recorded rescission liabilities for November 30, 2013 and May 31, 2013 of $536,500 and $536,500, respectively. These amounts represent the believed remaining potential rescission liability as of the dates presented to investors who pursue their rescission rights and forfeit their shares. For the purpose of calculating and disclosing rescission liability, the Company has assumed that portions of the state Claims are barred by the statutes of limitations of certain states based upon a literal interpretation of the applicable statute. Although the Company has assumed that affirmative defenses based upon the application of the statutes of limitations in these states may be generally available to bar these state Claims, it has not had legal counsel undertake a detailed analysis of case law that might apply to defer or avoid application of a bar to such claims; thus, if rescission claims are made for those assumed to be barred by a statute of limitations and such claims are contested by the Company, until such affirmative defenses are ruled upon in a proceeding adjudicating the rights at issue, no assurances can be made that, if asserted, such defenses would actually bar the rescission claims in these states.

The Company considered methods to offer to rescind the previous investment purchase or subscription by persons who acquired or subscribed for investments during the period April 15, 2008 to February 18, 2011, but did not pursue any such methods.

3 - Rescission Liabilities

The Company’s board of directors (the “Board”) was advised by outside legal counsel that compensation the Company previously paid to an employee and certain other non-employees who were acting as unlicensed, non-exempt broker-dealers soliciting investors on behalf of the Company from April 15, 2008 to February 18, 2011 was a violation of certain state and possibly federal securities laws. As a result, such investors and potentially others have rescission or monetary claims (“Claims”) against the Company, and the Company’s liability for these potential Claims, originally estimated to total approximately $6.4 million, is now being properly reflected in the Company’s financial statements. On March 16, 2011, the Company filed a Current Report on Form 8-K disclosing the potential rescission liability (the “Liability Disclosure”). On July 21, 2011, the Company filed a Current Report on Form 8-K disclosing its receipt of an SEC letter of inquiry and request for voluntary assistance in discovering information related to the Liability Disclosure. By letter dated January 3, 2012, the Division of Enforcement of the Securities and Exchange Commission notified the Company that the SEC had completed its informal investigation of the Company and had recommended no enforcement action be taken against the Company, or its officers, directors, or employees.

Rescission rights for individual investors and subscribers vary, based upon the laws of the states in which the investors or subscribers reside. Investments and subscriptions that are subject to rescission are recorded separately in our financial statements from shareholders’ deficiency in the Company’s balance sheet. As the statutory periods for pursuing such rights expire in the respective states, such amounts for those shares are reclassified to shareholders’ deficiency. Investors who have sold their shares of capital stock of the Company do not have rescission rights, but instead have claims for damages, to the extent their shares were sold at a net loss, which is determined by subtracting the purchase price plus statutory interest and costs, if any, from the sale price.

The Company estimates an amount that is a probable indicator of the rescission liability and recorded rescission liabilities for May 31, 2013 and May 31, 2012 of $537,000 and $3,749,000, respectively. These amounts represent the believed remaining potential rescission liability as of the dates presented, including any contingent interest payable to investors who pursue their rescission rights and forfeit their shares. For the purpose of calculating and disclosing rescission liability, the Company has assumed that portions of the state Claims are barred by the statutes of limitations of various states. Although the Company has assumed that affirmative defenses based upon the application of the statutes of limitations in these states may be generally available to bar these state Claims, it has not had legal counsel undertake a detailed analysis of case law that might apply to defer or avoid application of a bar to such Claims; thus, if rescission claims are made for those assumed to be barred by a statute of limitations and such claims are contested by the Company, until such affirmative defenses are ruled upon in a proceeding adjudicating the rights at issue, no assurances can be made that, if asserted, such defenses would actually bar the rescission claims in these states.

The Company considered methods to offer to rescind the previous investment purchase or subscription by persons who acquired or subscribed for investments during the period April 15, 2008 to February 18, 2011, but did not pursue any such methods.

The Company entered into a seven-year Personal Services Agreement on August 4, 2008 (the “Contract”) with Nader Pourhassan, now the Company’s President and Chief Executive Officer. It was subsequently determined that the compensation provided for under the Contract may have violated applicable securities laws. Such violations gave rise to the Company’s rescission liability described above. It was unclear whether the Company had any defenses to payment, whether the Company had any rights to recover payments made to Dr. Pourhassan or others at his direction or as contemplated in the Contract (including payments in the form of securities), or whether, even if the Company did have such rights, Dr. Pourhassan (and perhaps others) would have certain equitable remedies that would entitle Dr. Pourhassan (and perhaps others) to set off against the Company’s rights or would obligate the Company to make compensatory payments for services performed by Dr. Pourhassan (and others under his direction).

The Contract provided for compensation to Dr. Pourhassan at an annual salary of $200,000. Additionally, as incentive compensation, Dr. Pourhassan’s personal assistant and one additional person were each to receive 50,000 common shares for every $500,000 in capital received by the Company through Dr. Pourhassan’s efforts. On October 11, 2011, Dr. Pourhassan and the Company entered into a Mutual Release and Personal Services Termination Agreement (the “MRPSTA”) which relieved the Company of liability for any claims of compensation under the Contract. Simultaneously with the signing of the MRPSTA, Dr. Pourhassan and the Company entered into a new Employment and Non-Compete Agreement whereby Dr. Pourhassan was appointed Managing Director of Business Development with an annual salary of $200,000. Upon the signing of the MRPSTA, the Company at May 31, 2011 reversed all accrued stock compensation and deferred offering costs, as the Company had no further obligations under the Contract.